Exploration and corporate expenditure (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Exploration and corporate expenditure comprise:
Exploration expenditure	$ 27,705	$ 19,609	$ 17,322
Corporate expenditure	20,080	21,593	27,745
Expense arising from exploration for and evaluation of mineral resources	47,785	41,202	45,067
Kibali Jersey Limited [member]
Exploration and corporate expenditure comprise:
Exploration expenditure	2,760	2,748	3,132
Corporate expenditure	5,445	3,650	1,943
Recycling of permanent losses on available-for-sale asset	0	0	3,173
Expense arising from exploration for and evaluation of mineral resources	$ 8,205	$ 6,398	$ 8,248